Equity-Based Compensation Plans And Employee Benefit Plans (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 26, 2014	Sep. 16, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 6,821	$ 18,671	$ 11,019
Number of common units per right	1
Number of common units issued	95,029,218	88,690,985		4,600,000	5,750,000
Non-cash compensation expense	$ 4,494	$ 12,473	$ 7,197
Employer contribution percentage to retirement plan	6.00%
Employer profit-sharing contribution percentage	3.00%
Service-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Phantom units awarded during the period	43,225
Weighted average grant date fair value of phantom unit	$ 54.05
Forfeited, Number of Phantom Units	4,599
Performance-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Phantom units awarded during the period	82,763
Weighted average grant date fair value of phantom unit	$ 54.18
Forfeited, Number of Phantom Units	6,899
2010 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Phantom units awarded during the period	125,988	152,964	176,995
Weighted average grant date fair value of phantom unit	$ 54.14	$ 46.88	$ 31.14
Unrecognized compensation cost	$ 4,900
Weighted average period of recognition, years	1 year
Allocated Share-based Compensation Expense	$ 8,800	$ 13,100
Liability for compensation awards	15,400	17,100
2007 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ (2,000)	5,600	$ 4,300
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period of recognition, years	1 year
Term of awards, years	10 years
Total intrinsic value of rights exercised	$ 1,400	5,500	3,300
Bonus Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted percentage of target level of available cash before reserves	90.00%
Weighted percentage of achievement level of available cash before reserves	10.00%
Accrued bonus	$ 8,100
Bonus paid		5,300	7,900
Profit-Sharing And Retirement Savings Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee retirement plan expenses	6,300	4,300	3,400
Health Care Benefit Programs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Health care benefits	$ 13,500	$ 10,400	$ 8,800
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of rights (in years), Minimum	1 year	1 year	1 year
Maximum [Member] | 2010 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Based Award Percentage	150.00%
Minimum [Member] | 2010 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Based Award Percentage	50.00%